Warrants (Details Narrative)		6 Months Ended			12 Months Ended
	Jan. 02, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CAD ($) shares	Jun. 30, 2021	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) shares	Jun. 30, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options		1 year 10 months 24 days	1 year 10 months 24 days
Issuance of private placement shares | shares					3,776,249	3,776,249
Number of stock issued for exercise of warrants | shares					4,068,080	4,068,080
Value of stock issued for exercise of warrants | $					$ 163,162
Expected dividend as percentage, share options granted				0.00%
Issuance of warrants | shares		451,250	451,250
Excercise price | (per share)		$ 0.08					$ 0.10
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted				245.00%
Risk free interest rate, share options granted				33.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted				257.00%
Risk free interest rate, share options granted				79.00%
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options		2 years 10 days	2 years 10 days
Fair value of warrants | $						$ 472,899
Expected dividend as percentage, share options granted		0.00%	0.00%
Expected volatility, share options granted		154.00%	154.00%
Total gross proceeds		$ 35,813	$ 45,125
Warrants [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted		1.21%	1.21%
Warrants [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted		1.30%	1.30%
Warrants [member] | Private placements [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants | $	$ 288,618	$ 356,200
Expected dividend as percentage, share options granted		0.00%	0.00%		0.00%	0.00%
Expected volatility, share options granted		135.00%	135.00%		159.00%	159.00%
Risk free interest rate, share options granted		3.05%	3.05%		0.89%	0.89%
Expected life					1 year 6 months 21 days	1 year 6 months 21 days
[custom:FairValueOfWarrantsIssued-0] | $		$ 516,903
Warrants [member] | Private placements [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected life		8 months 4 days	8 months 4 days
Warrants [member] | Private placements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected life		1 year 3 months	1 year 3 months
Warrants And Finders Warrants [Member] | Private placements [member]
IfrsStatementLineItems [Line Items]
Issuance of common shares | shares		62,790,299	62,790,299